FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets:
Derivative assets	$ 14
Total financial assets	14
Liabilities:
Contingent consideration in connection to the acquisitions	28,761	$ 31,859
Total financial liabilities	28,761	31,859
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets	14
Total financial assets	14
Liabilities:
Contingent consideration in connection to the acquisitions
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Contingent consideration in connection to the acquisitions
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Contingent consideration in connection to the acquisitions	28,761	31,859
Total financial liabilities	$ 28,761	$ 31,859